Shareholder Report, Line Graph (Details) 74200012400_Franklin California High Yield Municipal Fund_Class R6_TSR Annual {Class R6} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	$ 12,675	$ 12,075	$ 11,376	$ 12,467	$ 12,363	$ 12,351	$ 10,951	$ 10,486	$ 10,118	$ 10,000	$ 13,188
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,112	11,764	11,159	11,759	11,837	11,713	10,700	10,276	10,025	10,000	$ 12,713
Bloomberg Municipal Bond California Exempt Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond California Exempt Index
Accumulated Value	$ 12,042	$ 11,738	$ 11,124	$ 11,676	$ 11,763	$ 11,693	$ 10,654	$ 10,259	$ 9,997	$ 10,000	$ 12,642